Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	$ (0.20)	$ 0.02
Weighted average shares used in calculating net income per share Diluted	24,050,000	20,950,000